CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and cash equivalents	€ 6,658	€ 10,467
Trade and other receivables	21,122	20,072
Prepaid expenses and other assets	3,905	2,624
Total Current Assets	31,685	33,163
Property and equipment	1,198	1,341
Right-of-use assets	3,975	3,510
Intangible assets	30,421	35,859
Goodwill	31,206	32,722
Investments in associates	459
Other assets	405
Total Assets	99,349	106,595
Trade payables and other liabilities	25,520	19,946
Income taxes payable	1,824	463
Lease obligations on right of use assets	1,367	882
Deferred consideration	0	1,244
Share appreciation rights liability	471
Loans payable	3,512	6,579
Total Current Liabilities	32,694	29,114
Deferred income tax liabilities	509	680
Lease obligations on right of use assets	2,725	2,815
Share appreciation rights liability	123
Other non-current liabilities	596	487
Total Liabilities	36,647	33,096
Share capital	133,946	131,729
Contributed surplus	17,673	17,680
Accumulated deficit	(89,461)	(81,210)
Accumulated other comprehensive income	544	5,300
Total Equity	62,702	73,499
Total Liabilities and Equity	€ 99,349	€ 106,595